Cash and Cash Equivalents (Details) - Schedule of transactions in the course of collection - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Documents drawn on other banks (clearing)	$ 123,051	$ 123,267
Funds receivable	203,395	39,985
Subtotal transactions in the course of collection	326,446	163,252
Liabilities
Funds payable	(210,479)	(882,944)
Subtotal transactions in the course of payment	(210,479)	(882,944)
Total transactions in the course of collection	$ 115,967	$ (719,692)